Document And Entity Information	Sep. 10, 2026
Document Information [Line Items]
Entity, Registrant Name	Zion Oil & Gas, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 10, 2026
Entity, Incorporation, State or Country Code	TX
Entity, File Number	001-33228
Entity, Tax Identification Number	20-0065053
Entity, Address, Address Line One	12222 Merit Drive, Suite 1450
Entity, Address, City or Town	Dallas
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75251
City Area Code	214
Local Phone Number	221-4610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001131312